Accounts Receivable - net (Tables)	12 Months Ended
Dec. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2016	2015
Trade receivables (note 11 (d))	$52,061	$40,733
Allowance for doubtful accounts	(3,603)	(2,415)
	48,458	38,318
Other receivables	1,374	703
Total accounts receivable	$49,832	$39,021

Accounts Receivable Aging [Table Text Block]
The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2016	2015
Aging within one year, net of allowance for doubtful accounts	$45,340	$34,495
Aging greater than one year, net of allowance for doubtful accounts	3,118	3,823
Total trade receivables	$48,458	$38,318